CONCOURSE CAPITAL FOCUSED EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

COMMON STOCKS - 94.0%	Shares	Value
Consumer Discretionary - 39.5%(a)
Apparel, Accessories & Luxury Goods - 4.4%
VF Corp.	102,072	$1,544,350

Automotive Parts & Equipment - 15.8%
Cooper-Standard Holdings, Inc. (b)	150,932	5,557,316

Automotive Retail - 10.4%
Advance Auto Parts, Inc.	23,077	1,407,466
Lithia Motors, Inc.	6,748	2,271,917
		3,679,383
Homebuilding - 8.9%
DR Horton, Inc.	9,721	1,647,515
Lennar Corp. - Class A	11,087	1,476,123
		3,123,638
Total Consumer Discretionary		13,904,687

Consumer Staples - 7.9%
Packaged Foods & Meats - 7.9%
Post Holdings, Inc. (b)	12,369	1,399,552
Premium Brands Holdings Corp.	20,180	1,387,995
Total Consumer Staples		2,787,547

Energy - 2.0%
Oil & Gas Exploration & Production - 2.0%
Comstock Resources, Inc. (b)	43,177	696,445

Financials - 2.9%
Transaction & Payment Processing Services - 2.9%
PayPal Holdings, Inc. (b)	14,500	1,017,755

Health Care - 6.6%
Health Care Facilities - 6.6%
Tenet Healthcare Corp. (b)	12,651	2,331,959

Industrials - 35.1%(a)
Building Products - 5.1%
Builders FirstSource, Inc. (b)	12,847	1,781,622

Cargo Ground Transportation - 4.6%
U-Haul Holding Co. (b)	10,537	606,404
XPO, Inc. (b)	7,700	998,690
		1,605,094

CONCOURSE CAPITAL FOCUSED EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 94.0% (CONTINUED)	Shares	Value
Construction & Engineering - 6.8%
WillScot Holdings Corp.	98,251	$2,381,604

Electrical Components & Equipment - 2.2%
Regal Rexnord Corp.	5,306	792,345

Industrial Machinery & Supplies & Components - 4.2%
Columbus McKinnon Corp.	45,965	688,556
Middleby Corp. (b)	5,752	787,161
		1,475,717
Research & Consulting Services - 2.0%
CBIZ, Inc. (b)	10,741	693,224

Trading Companies & Distributors - 10.2%
Ashtead Group PLC - ADR	3,285	978,441
WESCO International, Inc.	11,967	2,630,825
		3,609,266
Total Industrials		12,338,872
TOTAL COMMON STOCKS (Cost $22,957,058)		33,077,265

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 6.0%
First American Government Obligations Fund - Class X, 4.25%(c)	2,125,709	2,125,709
TOTAL MONEY MARKET FUNDS (Cost $2,125,709)		2,125,709

TOTAL INVESTMENTS - 100.0% (Cost $25,082,767)		$35,202,974
Liabilities in Excess of Other Assets - (0.0)% (d)		(10,822)
TOTAL NET ASSETS - 100.0%		$35,192,152

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CONCOURSE CAPITAL FOCUSED EQUITY ETF

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Concourse Capital Focused Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$33,077,265	$—	$—	$33,077,265
Money Market Funds	2,125,709	—	—	2,125,709
Total Investments	$35,202,974	$—	$—	$35,202,974

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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